Financial Investments and Derivatives - Schedule of Financial Investments - Securities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		R$ 42,435	R$ 45,864
Financial assets measured at fair value through other comprehensive income		3,000,551	3,099,077
Financial assets measured at amortized cost		2,891,089
Total		5,934,075	3,144,941
Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[1]	35,203	39,552
Financial assets measured at fair value through other comprehensive income	[1],[2]	2,999,516	2,298,709
Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7,232	6,312
Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,035
Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[4],[5]		800,368
Financial assets measured at amortized cost	[4],[5]	965,840
Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,825,323
Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost		99,926
Cost Value [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		42,427	45,864
Financial assets measured at fair value through other comprehensive income		2,997,634	3,146,795
Financial assets measured at amortized cost		2,883,764
Total		5,923,825	3,192,659
Cost Value [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through other comprehensive income		818,751	919,104
Financial assets measured at amortized cost		199,880
Total		1,018,631	919,104
Cost Value [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		1	39,552
Financial assets measured at fair value through other comprehensive income		42,590	22,149
Financial assets measured at amortized cost
Total		42,591	61,701
Cost Value [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through other comprehensive income
Financial assets measured at amortized cost		97,331
Total		97,331
Cost Value [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through other comprehensive income		114,037	527,092
Financial assets measured at amortized cost		141,957
Total		255,994	527,092
Cost Value [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		42,426	6,312
Financial assets measured at fair value through other comprehensive income		2,022,256	1,678,450
Financial assets measured at amortized cost		2,444,596
Total		4,509,278	1,684,762
Cost Value [Member] | Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[1]	35,195	39,552
Financial assets measured at fair value through other comprehensive income	[1],[2]	2,996,600	2,296,990
Cost Value [Member] | Government Bonds - LFT [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]	818,751	919,104
Cost Value [Member] | Government Bonds - LFT [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[1]		39,552
Financial assets measured at fair value through other comprehensive income	[1],[2]	42,590	22,149
Cost Value [Member] | Government Bonds - LFT [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]
Cost Value [Member] | Government Bonds - LFT [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]	114,037	527,092
Cost Value [Member] | Government Bonds - LFT [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[1]	35,195
Financial assets measured at fair value through other comprehensive income	[1],[2]	2,021,222	828,645
Cost Value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7,232	6,312
Cost Value [Member] | Other Investments [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Cost Value [Member] | Other Investments [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		1
Cost Value [Member] | Other Investments [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Cost Value [Member] | Other Investments [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Cost Value [Member] | Other Investments [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		7,231	6,312
Cost Value [Member] | Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,034
Cost Value [Member] | Government Bonds – NTN-B [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,034
Cost Value [Member] | Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[4],[5]		849,805
Financial assets measured at amortized cost	[4],[5]	950,131
Cost Value [Member] | Government Bonds - LTN [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[4],[5]
Financial assets measured at amortized cost	[4],[5]	199,880
Cost Value [Member] | Government Bonds - LTN [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[4],[5]
Financial assets measured at amortized cost	[4],[5]
Cost Value [Member] | Government Bonds - LTN [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4],[5]	97,331
Cost Value [Member] | Government Bonds - LTN [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[4],[5]
Financial assets measured at amortized cost	[4],[5]	141,957
Cost Value [Member] | Government Bonds - LTN [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[4],[5]		849,805
Financial assets measured at amortized cost	[4],[5]	510,963
Cost Value [Member] | Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,833,707
Cost Value [Member] | Government Bonds - NTN-F [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,833,707
Cost Value [Member] | Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost		99,926
Cost Value [Member] | Investment Fund Quotas [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | From 61 to 90 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | From 91 to 180 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost		99,926
Adjustmentto fair value [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		8
Financial assets measured at fair value through other comprehensive income		2,917	(47,718)
Financial assets measured at amortized cost		7,325
Total		10,250	(47,718)
Adjustmentto fair value [Member] | Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[1]	8
Financial assets measured at fair value through other comprehensive income	[1],[2]	2,916	1,719
Adjustmentto fair value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Adjustmentto fair value [Member] | Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1
Adjustmentto fair value [Member] | Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[4],[5]		R$ (49,437)
Financial assets measured at amortized cost	[4],[5]	15,709
Adjustmentto fair value [Member] | Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	(8,384)
Adjustmentto fair value [Member] | Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost

[1]	Treasury Selic (LFT): Variable interest rate bonds whose returns follow the variation of the SELIC. The Group makes the investment and receives the face value (amount invested plus interest) on the maturity date of the bond.
[2]	The Group allocated the guarantees for credit card transactions in LFT; refer to note 14.1.2 for further details.
[3]	National Treasury Notes (NTN-B): Variable income securities whose yield follows the variation of the Brazilian official inflation index (The IPCA (Índice de Preços ao Consumidor Amplo) is Brazil’s official consumer price inflation index which measures the change in the cost of a basket of consumer goods and services and is calculated by the Brazilian Institute of Geography and Statistics (IBGE) “IPCA”) plus a fixed-rate coupon. The Group makes the investment and receives the nominal value (amount invested adjusted for IPCA variation plus interest) on the security’s maturity date.
[4]	Fixed Treasury (LTN): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.
[5]	In June 2025 the business model was changed and approved by Management to reclassify a financial asset previously classified as Fair Value through Other Comprehensive Income (FVOCI) in December 31, 2024 to Financial assets measured at amortized cost. This adjustment occurred on July 1, 2025, related to the Mark-to-Market (MTM) valuation, resulting in a financial impact of R$ 24,696, so that it is measured as if it had been originally classified in the Amortized Cost category.
[6]	National Treasury Note (NTN-F): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.